Non-Current Liabilities - Provisions - Summary of Non-Current Liabilities - Provisions (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Non-current provisions [abstract]
Long service leave	$ 7,631	$ 27,974
Total non-current provisions	$ 7,631	$ 27,974